T. ROWE PRICE Target 2025 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 51.4%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  84,445 16,060 11,149 19,310,413 88,635
New Income Fund  64,222 13,606 8,999 8,623,481 68,298
International Bond Fund (USD
Hedged)  23,092 1,784 3,808 2,730,339 22,935
Emerging Markets Bond Fund  16,915 1,505 3,680 1,840,194 16,598
Dynamic Global Bond Fund  16,290 2,069 3,059 1,991,637 15,415
U.S. Treasury Long-Term Index
Fund  16,137 2,261 2,504 2,026,483 15,178
High Yield Fund  15,118 1,711 2,692 2,568,089 15,049
Floating Rate Fund  6,938 669 2,099 621,463 5,773
Dynamic Credit Fund  – 5,063 190 548,772 4,857
Total Bond Mutual Funds (Cost $278,038) 252,738
EQUITY MUTUAL FUNDS 46.2%
T. Rowe Price Funds:
Value Fund  35,269 2,486 9,356 748,296 33,299
Growth Stock Fund  39,210 2,458 13,621 344,696 33,256
U.S. Large-Cap Core Fund  12,362 7,133 1,808 559,215 21,815
Hedged Equity Fund  – 18,581 708 1,773,323 20,180
Overseas Stock Fund  18,832 1,187 4,180 1,323,272 16,779
Equity Index 500 Fund  21,615 7,963 12,341 117,087 15,724
International Value Equity Fund  15,877 1,137 3,431 910,319 14,738
International Stock Fund  15,992 857 3,683 740,090 14,358
Real Assets Fund  10,137 4,728 1,537 1,019,709 13,868
Mid-Cap Growth Fund  8,815 912 2,099 81,106 8,660
Mid-Cap Value Fund  7,919 903 1,931 241,309 7,903
Emerging Markets Discovery
Stock Fund  7,127 507 2,245 461,977 6,066
Small-Cap Stock Fund  5,761 483 1,118 98,693 5,878
Emerging Markets Stock Fund  5,973 354 1,372 147,938 5,053
Small-Cap Value Fund  4,717 381 772 93,532 4,849
New Horizons Fund (2) 3,661 152 432 67,225 4,020
U.S. Equity Research Fund  8,364 225 7,732 22,442 1,129
Total Equity Mutual Funds (Cost $172,377) 227,575
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  59 14,430 14,414 734 73
Total Other Mutual Funds (Cost $73) 73

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 16,235 32,240 36,441 12,033,571 12,034
Total Short-Term Investments (Cost $12,034) 12,034
Total Investments in Securities 100.0%
(Cost $462,522) $ 492,420
Other Assets Less Liabilities (0.0)% (184)
Net Assets 100.0% $ 492,236
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (3) $ (16) $ 118
Dynamic Global Bond Fund  (325) 115 —
Emerging Markets Bond Fund  (797) 1,858 816
Emerging Markets Discovery Stock Fund  (272) 677 244
Emerging Markets Stock Fund  (99) 98 133
Equity Index 500 Fund  5,817 (1,513) 236
Floating Rate Fund  (81) 265 440
Growth Stock Fund  3,346 5,209 117
Hedged Equity Fund  29 2,307 114
High Yield Fund  (276) 912 834
International Bond Fund (USD Hedged)  (452) 1,867 —
International Stock Fund  174 1,192 261
International Value Equity Fund  375 1,155 527
Limited Duration Inflation Focused Bond Fund  (867) (721) 3,778
Mid-Cap Growth Fund  578 1,032 65
Mid-Cap Value Fund  580 1,012 139
New Horizons Fund  (1) 639 —
New Income Fund  (969) (531) 2,214
Overseas Stock Fund  414 940 479
Real Assets Fund  (58) 540 338
Small-Cap Stock Fund  220 752 58
Small-Cap Value Fund  153 523 66
Transition Fund  (95) (2) 15
U.S. Equity Research Fund  550 272 34
U.S. Large-Cap Core Fund  104 4,128 191
U.S. Treasury Long-Term Index Fund  (651) (716) 448
Value Fund  973 4,900 643
U.S. Treasury Money Fund, 5.40% — — 572
Totals $ 8,367# $ 26,894 $ 12,880+

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2,859 of the net realized gain (loss).
+ Investment income comprised $12,880 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2025 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F186-054Q3 02/24